Debt	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Debt	Debt

Debt

	$ million
	Dec 31, 2025			Dec 31, 2024
	Debt (excluding lease liabilities)	Lease liabilities [A]	Total	Debt (excluding lease liabilities)	Lease liabilities [A]	Total
Current debt:	4,517	4,611	9,128	6,920	4,710	11,630
Short-term debt	506		506	642		642
Long-term debt due within 1 year	4,011	4,611	8,622	6,278	4,710	10,988
Non-current debt	42,193	24,322	66,515	41,456	23,992	65,448
Total	46,710	28,933	75,643	48,376	28,702	77,078
[A]Further analysis of lease liabilities is provided in Note 22.
Net debt is the sum of current and non-current debt, less cash and cash equivalents, adjusted for the fair value of derivative financial instruments used to hedge the volatility caused by fluctuations in foreign exchange and interest rates relating to debt, and associated collateral balances. Net debt is a non-GAAP measure, providing additional information to help demonstrate the economic impacts of debt, associated hedges, and cash and cash equivalents.

Net debt

					$ million
	(Asset)/liability
	Current debt	Non-current debt	Derivative financial instruments	Cash and cash equivalents (see Note 18)	Net debt
At January 1, 2025	11,630	65,448	841	(39,110)	38,809
Cash flow	(11,799)	2,651	1,256	9,760	1,868
Lease additions [A]	840	3,133			3,973
Other movements	8,067	(6,783)	(50)	—	1,234
Currency translation differences and foreign exchange (gains)/losses	390	2,066	(1,787)	(866)	(197)
At December 31, 2025	9,128	66,515	260	(30,216)	45,687
At January 1, 2024	9,931	71,610	775	(38,774)	43,542
Cash flow	(9,653)	35	(594)	(1,097)	(11,309)
Lease additions [A]	763	5,083			5,846
Other movements	10,909	(10,040)	(319)	—	550
Currency translation differences and foreign exchange losses/(gains)	(320)	(1,240)	979	761	180
At December 31, 2024	11,630	65,448	841	(39,110)	38,809
[A]Further analysis of lease liabilities is provided in Note 22.

Borrowing facilities and amounts undrawn

	$ million
	Facility		Amount undrawn
	Dec 31, 2025	Dec 31, 2024	Dec 31, 2025	Dec 31, 2024
CP programmes	20,000	20,000	20,000	20,000
EMTN programme	unlimited	N/A	N/A	N/A
US shelf registration	unlimited	unlimited	N/A	N/A
Committed credit facilities	8,000	8,000	8,000	8,000
21. Debt continued
During 2025, Shell had access to international debt capital markets via two commercial paper (CP) programmes, a US universal shelf (US shelf) registration and a Euro medium-term note (EMTN) programme. Issuances under the CP programmes are supported by a committed credit facility and cash.
Shell can issue debt of up to $10,000 million under each of the two CP programmes, with maximum maturities ranging between 183 days and 364 days depending on the form of the notes issued.
The US shelf registration provides Shell with the flexibility to issue debt securities, ordinary shares, preferred shares and warrants. The registration must be updated every three years. During 2025, $2,350 million debt was issued under this registration (2024: no debt issued).
The EMTN programme was updated in May 2025. During 2025, no debt was issued under this programme (2024: no debt issued).
In September 2025, Shell refinanced its revolving credit facility (RCF) across 26 banks for $8,000 million. The facility is in place until at least 2030, with extension options at the discretion of each lender, to take the final maturity to 2032 (2024: $8,000 million expiring in 2026). The terms and availability are not conditional on Shell's financial ratios nor its credit ratings.
The following tables compare contractual cash flows for debt, excluding lease liabilities at December 31, with the carrying amount in the Consolidated Balance Sheet. Contractual amounts reflect the effects of changes in foreign exchange rates; differences from carrying amounts reflect the effects of discounting, premiums and, where fair value hedge accounting is applied, fair value adjustments. Interest is estimated assuming that interest rates applicable to variable-rate debt remain constant and there is no change in aggregate principal amounts of debt other than repayment at scheduled maturity, as reflected in the table.

2025

	$ million
	Contractual payments
	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	Between 4 and 5 years	5 years and later	Total	Difference from carrying amount	Carrying amount
Bonds	3,922	2,638	5,678	2,438	3,771	26,635	45,082	(336)	44,746
EMTN	1,172	2,638	4,178	938	671	6,485	16,082	(220)	15,862
US shelf	2,750	—	1,500	1,500	3,100	20,150	29,000	(116)	28,884
Bank and other borrowings	596	167	530	230	263	178	1,964	—	1,964
Total (excluding interest)	4,518	2,805	6,208	2,668	4,034	26,813	47,046	(336)	46,710
Interest	1,412	1,341	1,324	1,186	1,103	11,589	17,955

2024

	$ million
	Contractual payments
	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	Between 4 and 5 years	5 years and later	Total	Difference from carrying amount	Carrying amount
Bonds	6,036	3,792	2,344	5,207	2,333	27,369	47,081	(395)	46,686
EMTN	3,286	1,042	2,344	3,707	833	6,469	17,681	(260)	17,421
US shelf	2,750	2,750	—	1,500	1,500	20,900	29,400	(135)	29,265
Bank and other borrowings	885	169	69	289	32	246	1,690	—	1,690
Total (excluding interest)	6,921	3,961	2,413	5,496	2,365	27,615	48,771	(395)	48,376
Interest	1,437	1,265	1,184	1,162	1,055	12,214	18,317
Interest rate swaps have been entered into against certain fixed rate debt affecting the effective interest rate on these balances (see Note 26).
The fair value of debt excluding lease liabilities at December 31, 2025, was $43,142 million (2024: $44,119 million), mainly determined from the prices quoted for those securities. The difference between the fair value of debt and the carrying amount is predominantly related to the difference between the fixed rate and the current market rate.